THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE 100 ADR INDEX FUND

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2010

"BLDRS" and "Baskets of Listed Depositary Receipts" are service marks of
The Bank of New York Mellon

BLDRS INDEX FUNDS TRUST

Table of Contents

The BLDRS Index Funds Trust

Introduction	1

Report of Independent Registered Public Accounting Firm	2

Schedules of Investments	3

Financial Statements	17

Financial Highlights	27

Notes to Financial Statements	31

Supplemental Information (Unaudited)	39

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THE BLDRS INDEX FUNDS TRUST

This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Mellon Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM). The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2010 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $3 billion to over $128 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM). The BNY Mellon Developed Markets 100 ADR Index includes 100 component American Depositary Receipts as of September 30, 2010 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $2 billion to over $178 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM). The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2010 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $4 billion to over $72 billion.

BLDRS Europe 100 ADR Index Fund

The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Mellon Europe 100 ADR Index(SM). The BNY Mellon Europe 100 ADR Index includes 88 component American Depositary Receipts as of September 30, 2010 representing the securities issued by 88 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $250 million to over $178 billion.

Financial Statements and the related Report of Independent
Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and the Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the "Trust"), comprising of the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe 100 ADR Index Fund (each a "Fund"), as of September 30, 2010, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each respective Fund constituting the BLDRS Index Funds Trust at September 30, 2010, the results of their operations and the changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
December 23, 2010

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2010

American Depositary Receipts	Shares	Value
BHP Billiton Ltd.	66,022	$5,038,799
Toyota Motor Corp.	58,630	4,196,735
Westpac Banking Corp.	22,906	2,572,344
Honda Motor Co., Ltd.	71,938	2,560,273
Mitsubishi UFJ Financial Group, Inc.	547,270	2,533,860
Canon, Inc.	45,333	2,117,958
Taiwan Semiconductor Manufacturing Co., Ltd.	174,345	1,767,858
China Mobile Ltd.	32,817	1,677,933
Infosys Technologies Ltd.	22,482	1,513,263
Sony Corp.	39,223	1,212,775
POSCO	10,558	1,203,401
CNOOC Ltd.	5,905	1,147,342
Panasonic Corp.	81,498	1,106,743
China Life Insurance Co., Ltd.	18,393	1,094,016
Mizuho Financial Group, Inc.	379,362	1,088,769
Mitsui & Co., Ltd.	3,565	1,069,500
NTT DoCoMo, Inc.	63,115	1,055,283
PetroChina Co., Ltd.	8,304	966,752
ICICI Bank Ltd.	16,210	808,068
HDFC Bank Ltd.	4,350	802,009
Hitachi Ltd.	17,610	770,966
Nippon Telegraph & Telephone Corp.	34,375	753,500
China Unicom Hong Kong Ltd.	49,986	727,796
Kyocera Corp.	7,400	704,554
Nomura Holdings, Inc.	142,438	679,429
Shinhan Financial Group Co., Ltd.	8,722	668,803
KB Financial Group, Inc.	15,115	647,980
China Petroleum & Chemical Corp.	6,605	583,089
Baidu, Inc.*	5,133	526,748
Kubota Corp.	9,381	432,183
Chunghwa Telecom Co., Ltd.	18,807	421,653
Nidec Corp.	18,399	409,378
Telekomunikasi Indonesia tbk PT	9,682	399,770
AU Optronics Corp.	31,106	325,369
LG Display Co., Ltd.	17,491	305,043
China Telecom Corp. Ltd.	5,462	298,881
Tata Motors Ltd.	11,418	291,273
Ctrip.Com International Ltd.	5,820	277,905
Korea Electric Power Corp.*	20,585	266,164
Wipro Ltd.	17,876	258,487

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

American Depositary Receipts	Shares	Value
SK Telecom Co., Ltd.	12,613	$220,349
Sterlite Industries India Ltd.	14,557	218,064
KT Corp.	9,381	191,935
Yanzhou Coal Mining Co., Ltd.	7,708	187,844
Philippine Long Distance Telephone Co.	2,960	177,186
Makita Corp.	5,422	173,179
Alumina Ltd.	24,148	169,036
Woori Finance Holdings Co., Ltd.	4,543	168,727
Advanced Semiconductor Engineering, Inc.	38,657	158,880
Dr Reddy's Laboratories Ltd.	4,421	142,445
Total Investments (Cost $56,880,712)		$47,090,297

*  Non-income producing security for the year ended September 30, 2010.

The securities of the BLDRS Asia 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$9,290,560	19.73%
Automobiles & Parts	6,757,008	14.35%
Mining	5,226,643	11.10%
Technology Hardware & Equipment	4,675,108	9.93%
Mobile Telecommunications	3,858,547	8.19%
Oil & Gas Producers	2,697,183	5.73%
Leisure Goods	2,319,518	4.93%
Software & Computer Services	2,298,498	4.88%
Fixed Line Telecommunications	2,065,739	4.39%
Electronic & Electrical Equipment	1,884,898	4.00%
Industrial Metals & Mining	1,590,501	3.38%
Life Insurance	1,094,016	2.32%
Support Services	1,069,500	2.27%
Industrial Engineering	723,456	1.54%
Financial Services	679,429	1.44%
Travel & Leisure	277,905	0.59%
Electricity	266,164	0.56%
Household Goods & Home Construction	173,179	0.37%
Pharmaceuticals & Biotechnology	142,445	0.30%
Total	$47,090,297	100.00%

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$47,090,297+	$—	$—	$47,090,297
Total	$47,090,297	$—	$—	$47,090,297

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Developed Market 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2010

American Depositary Receipts	Shares	Value
HSBC Holdings PLC	70,384	$3,560,727
Novartis AG	48,950	2,822,946
Vodafone Group PLC	105,615	2,620,308
BP PLC	62,562	2,575,678
BHP Billiton Ltd.	33,549	2,560,460
Total SA	44,413	2,291,711
Royal Dutch Shell PLC, Class A	35,471	2,138,901
Toyota Motor Corp.	29,793	2,132,583
Banco Santander SA	163,115	2,065,036
GlaxoSmithKline PLC	51,926	2,052,116
Telefonica SA	26,532	1,967,348
Siemens AG	17,264	1,819,626
Rio Tinto PLC	28,220	1,657,361
Royal Dutch Shell PLC, Class B	27,215	1,599,970
British American Tobacco PLC	20,245	1,512,504
AstraZeneca PLC	29,070	1,473,849
Sanofi-Aventis SA	44,021	1,463,698
BHP Billiton PLC	22,312	1,426,183
Westpac Banking Corp.	11,640	1,307,172
Honda Motor Co., Ltd.	36,555	1,300,992
Mitsubishi UFJ Financial Group, Inc.	278,096	1,287,584
UBS AG	71,675	1,220,625
Barclays PLC	60,215	1,135,053
Canon, Inc.	23,036	1,076,242
ENI SpA	24,369	1,052,253
Deutsche Bank AG	18,626	1,023,126
Banco Bilbao Vizcaya Argentaria SA	74,960	1,010,461
Teva Pharmaceutical Industries Ltd.	18,644	983,471
ABB Ltd.	46,457	981,172
Unilever NV	31,058	928,013
Lloyds Banking Group PLC	199,936	921,705
Credit Suisse Group AG	21,570	918,019
SAP AG	18,487	911,594
Anheuser-Busch InBev NV	14,876	873,965
Diageo PLC	12,507	863,108
France Telecom SA	38,172	821,843
Novo Nordisk A/S	8,240	811,146
ING Groep NV	77,238	794,779
Unilever PLC	26,195	762,275
Nokia OYJ	74,900	751,247

BLDRS Developed Market 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

American Depositary Receipts	Shares	Value
Telefonaktiebolaget LM Ericsson	59,693	$654,832
Koninklijke Philips Electronics NV, Class Y	19,722	617,693
National Grid PLC	14,431	616,781
Sony Corp.	19,931	616,267
ArcelorMittal	18,475	609,305
Panasonic Corp.	41,413	562,389
Mizuho Financial Group, Inc.	192,773	553,259
Mitsui & Co., Ltd.	1,811	543,300
NTT DoCoMo, Inc.	32,072	536,244
Prudential PLC	25,241	503,558
Syngenta AG	9,460	471,013
Statoil ASA	21,416	449,308
Repsol YPF SA	15,823	407,126
Hitachi Ltd.	8,948	391,743
Nippon Telegraph & Telephone Corp.	17,468	382,899
Kyocera Corp.	3,760	357,990
BT Group PLC	16,307	357,449
Nomura Holdings, Inc.	72,380	345,253
Aviva PLC	27,390	345,114
Telecom Italia SpA	20,754	289,103
WPP PLC	5,021	279,519
ASML Holding NV, Class G	8,626	256,451
Royal Bank of Scotland Group PLC*	17,199	255,061
Shire PLC	3,733	251,156
Pearson PLC	16,174	251,020
CRH PLC	14,356	238,884
Fresenius Medical Care AG & Co., KGaA	3,800	234,612
Kubota Corp.	4,767	219,616
Reed Elsevier PLC	6,232	210,330
Nidec Corp.	9,349	208,015
Veolia Environnement	7,361	194,036
Aegon NV, Class G	30,940	185,331
Randgold Resources Ltd.	1,801	182,729
Reed Elsevier NV	7,237	182,300
Tenaris SA	4,669	179,383
Portugal Telecom SGPS SA	13,396	177,229
ARM Holdings PLC	8,966	168,202
Smith & Nephew PLC	3,530	160,262
Delhaize Group SA	2,028	146,746
Carnival PLC	3,469	137,234

BLDRS Developed Market 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

American Depositary Receipts	Shares	Value
Ensco PLC	2,836	$126,854
STMicroelectronics NV, Class Y	13,192	100,655
Intercontinental Hotels Group PLC	5,197	93,234
Ryanair Holdings PLC	2,922	90,027
Coca-Cola Hellenic Bottling Co., SA	3,428	89,128
Makita Corp.	2,755	87,995
Alumina Ltd.	12,271	85,897
Luxottica Group SpA	2,979	81,267
Acergy SA	3,652	67,379
Advantest Corp.	3,185	64,082
Cie Generale de Geophysique-Veritas*	2,832	61,851
Governor & Co. of The Bank of Ireland	16,912	57,501
Logitech International SA*	3,291	57,263
Telecom Corp. of New Zealand Ltd.	7,448	56,009
Aixtron AG	1,853	55,182
Elan Corp. PLC*	9,466	54,429
Sims Metal Management Ltd.	3,041	51,697
James Hardie Industries SE	1,732	46,956
NICE Systems Ltd.*	1,236	38,674
Wacoal Holdings Corp.	562	38,199
Total Investments (Cost $97,469,385)		$74,609,871

*  Non-income producing security for the year ended September 30, 2010.

The securities of the BLDRS Developed Market 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$15,315,329	20.53%
Oil & Gas Producers	10,514,947	14.09%
Pharmaceuticals & Biotechnology	9,912,811	13.29%
Mining	5,826,733	7.81%
Fixed Line Telecommunications	4,051,880	5.43%
Automobiles & Parts	3,433,575	4.60%
Technology Hardware & Equipment	3,222,830	4.32%
Mobile Telecommunications	3,156,552	4.23%
Life Insurance	1,828,782	2.45%
Beverages	1,826,201	2.45%
General Industrials	1,819,626	2.44%
Leisure Goods	1,796,349	2.41%

BLDRS Developed Market 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

Industry Classification	Value	Percentage
Food Producers	$1,690,288	2.26%
Tobacco	1,512,504	2.03%
Industrial Engineering	1,200,788	1.61%
Electronic & Electrical Equipment	957,748	1.28%
Media	923,169	1.24%
Software & Computer Services	911,594	1.22%
Industrial Metals & Mining	874,585	1.17%
Gas, Water & Multi-utilities	810,817	1.09%
Support Services	594,997	0.80%
Chemicals	471,013	0.63%
Health Care Equipment & Services	394,874	0.53%
Financial Services	345,253	0.46%
Travel & Leisure	320,495	0.43%
Construction & Metals	285,840	0.38%
Oil Equipment, Services & Distribution	256,084	0.34%
Food & Drug Retailers	146,746	0.20%
Personal Goods	119,466	0.16%
Household Goods & Home Construction	87,995	0.12%
Total	$74,609,871	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$74,609,871+	$—	$—	$74,609,871
Total	$74,609,871	$—	$—	$74,609,871

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Emerging Market 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2010

American Depositary Receipts	Shares	Value
Petroleo Brasileiro SP, Class A	1,487,386	$48,816,009
Petroleo Brasileiro SA	1,079,194	39,142,366
Vale SA, Class A Preferred	1,365,867	37,902,809
America Movil SAB de CV	663,287	35,373,096
Itau Unibanco Holding SA	1,378,539	33,333,073
Taiwan Semiconductor Manufacturing Co., Ltd.	2,977,887	30,195,774
China Mobile Ltd.	560,526	28,659,694
Vale SA, Class A	876,994	27,423,602
Infosys Technologies Ltd.	384,009	25,847,646
Banco Bradesco SA	1,264,792	25,776,461
POSCO	180,345	20,555,723
CNOOC Ltd.	100,865	19,598,069
China Life Insurance Co., Ltd.	314,157	18,686,058
PetroChina Co., Ltd.	141,839	16,512,896
ICICI Bank Ltd.	276,866	13,801,770
HDFC Bank Ltd.	74,308	13,700,166
Cia de Bebidas das Americas	105,435	13,050,744
Sasol Ltd.	290,403	13,007,150
China Unicom Hong Kong Ltd.	853,772	12,430,920
Shinhan Financial Group Co., Ltd.	148,968	11,422,866
AngloGold Ashanti Ltd.	242,759	11,225,176
KB Financial Group, Inc.	258,172	11,067,834
China Petroleum & Chemical Corp.	112,810	9,958,867
Cia Siderurgica Nacional SA	529,478	9,355,876
Baidu, Inc.*	87,677	8,997,414
Fomento Economico Mexicano SAB de CV	145,292	7,370,663
Chunghwa Telecom Co., Ltd.	321,223	7,201,820
Grupo Televisa SA	376,921	7,131,345
BRF - Brasil Foods SA	448,256	6,961,416
Telekomunikasi Indonesia tbk PT	165,379	6,828,499
Mobile Telesystems OJSC	316,253	6,714,051
Gold Fields Ltd.	439,571	6,712,249
Gerdau SA	440,839	5,999,819
Ecopetrol SA	137,401	5,736,492
Cemex SAB de CV*	656,303	5,578,576
AU Optronics Corp.	531,311	5,557,513
LG Display Co., Ltd.	298,763	5,210,427
Banco Santander Brasil SA/Brazil	377,114	5,192,860
China Telecom Corp. Ltd.	93,295	5,105,102

BLDRS Emerging Market 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

American Depositary Receipts	Shares	Value
Tata Motors Ltd.	195,023	$4,975,037
Cia de Minas Buenaventura SA	106,821	4,826,173
Ctrip.Com International Ltd.*	99,400	4,746,350
Korea Electric Power Corp.	351,609	4,546,304
Wipro Ltd.	305,325	4,415,000
Cia Energetica de Minas Gerais	258,248	4,232,685
Enersis SA	172,966	4,066,431
Empresa Nacional de Electricidad SA	73,551	3,973,961
SK Telecom Co., Ltd.	215,434	3,763,632
Sterlite Industries India Ltd.	248,648	3,724,747
VimpelCom Ltd.*	202,726	3,010,481
Total Investments (Cost $689,520,061)		$669,423,692

*  Non-income producing security for the year ended September 30, 2010.

The securities of the BLDRS Emerging Market 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Oil & Gas Producers	$152,771,849	22.82%
Banks	114,295,030	17.07%
Mobile Telecommunications	89,951,874	13.44%
Mining	88,090,009	13.16%
Technology Hardware & Equipment	40,963,714	6.12%
Industrial Metals & Mining	39,636,165	5.93%
Software & Computer Services	39,260,060	5.86%
Beverages	20,421,407	3.05%
Fixed Line Telecommunications	19,135,421	2.86%
Life Insurance	18,686,058	2.79%
Electricity	16,819,381	2.51%
Media	7,131,345	1.07%
Food Producers	6,961,416	1.04%
Construction & Metals	5,578,576	0.83%
Industrial Engineering	4,975,037	0.74%
Travel & Leisure	4,746,350	0.71%
Total	$669,423,692	100.00%

BLDRS Emerging Market 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$669,423,692+	$—	$—	$669,423,692
Total	$669,423,692	$—	$—	$669,423,692

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2010

American Depositary Receipts	Shares	Value
HSBC Holdings PLC	25,980	$1,314,328
Novartis AG	18,068	1,041,982
Vodafone Group PLC	38,984	967,193
BP PLC	23,093	950,739
Total SA	16,393	845,879
Royal Dutch Shell PLC, Class A	13,093	789,508
Banco Santander SA	60,208	762,233
GlaxoSmithKline PLC	19,167	757,480
Telefonica SA	9,794	726,225
Siemens AG	6,372	671,609
Rio Tinto PLC	10,416	611,732
Royal Dutch Shell PLC, Class B	10,046	590,604
British American Tobacco PLC	7,473	558,308
AstraZeneca PLC	10,730	544,011
Sanofi-Aventis SA	16,249	540,279
BHP Billiton PLC	8,236	526,445
UBS AG	26,456	450,546
Barclays PLC	22,226	418,960
ENI SpA	8,995	388,404
Deutsche Bank AG	6,875	377,644
Banco Bilbao Vizcaya Argentaria SA	27,669	372,978
Teva Pharmaceutical Industries Ltd.	6,882	363,025
ABB Ltd.	17,148	362,166
Unilever NV	11,464	342,544
Lloyds Banking Group PLC	73,800	340,218
Credit Suisse Group AG	7,962	338,863
SAP AG	6,824	336,491
Anheuser-Busch InBev NV	5,491	322,596
Diageo PLC	4,616	318,550
France Telecom SA	14,090	303,358
Novo Nordisk A/S	3,041	299,356
ING Groep NV	28,510	293,368
Unilever PLC	9,669	281,368
Nokia OYJ	27,647	277,299
Telefonaktiebolaget LM Ericsson	22,034	241,713
Koninklijke Philips Electronics NV, Class Y	7,280	228,010
National Grid PLC	5,327	227,676
ArcelorMittal	6,820	224,924
Prudential PLC	9,317	185,874

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

American Depositary Receipts	Shares	Value
Syngenta AG	3,492	$173,867
Statoil ASA	7,905	165,847
Repsol YPF SA	5,840	150,263
BT Group PLC	6,019	131,936
Aviva PLC	10,110	127,386
Telecom Italia SpA	7,661	106,718
WPP PLC	1,853	103,156
ASML Holding NV, Class G	3,184	94,660
Royal Bank of Scotland Group PLC	6,349	94,156
Shire PLC	1,378	92,712
Pearson PLC	5,970	92,654
CRH PLC	5,299	88,175
Fresenius Medical Care AG & Co., KGaA	1,403	86,621
Reed Elsevier PLC	2,300	77,625
Mobile Telesystems OJSC	3,473	73,732
Veolia Environnement	2,717	71,620
Aegon NV, Class G	11,421	68,412
Randgold Resources Ltd.	665	67,471
Reed Elsevier NV	2,671	67,282
Tenaris SA	1,723	66,198
Portugal Telecom SGPS SA	4,945	65,422
ARM Holdings PLC	3,309	62,077
Smith & Nephew PLC	1,303	59,156
Delhaize Group SA	749	54,198
Carnival PLC	1,280	50,637
Ensco PLC	1,047	46,832
STMicroelectronics NV, Class Y	4,870	37,158
Intercontinental Hotels Group PLC	1,918	34,409
Ryanair Holdings PLC	1,079	33,244
VimpelCom Ltd.*	2,226	33,056
Coca-Cola Hellenic Bottling Co., SA	1,265	32,890
Luxottica Group SpA	1,100	30,008
Acergy SA	1,348	24,871
Cie Generale de Geophysique-Veritas*	1,045	22,823
Governor & Co. of The Bank of Ireland	6,242	21,223
Logitech International SA*	1,215	21,141
Aixtron AG	684	20,370
Elan Corp. PLC*	3,494	20,090
Wimm-Bill-Dann Foods OJSC	839	18,978

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

American Depositary Receipts	Shares	Value
Mechel	643	$16,011
Crucell NV*	443	14,734
NICE Systems Ltd.*	456	14,268
Partner Communications Co., Ltd.	604	11,029
Magyar Telekom Telecommunications PLC	628	10,243
ICON PLC*	400	8,648
ASM International NV, Class G*	311	7,912
CNH Global NV	193	7,071
Technicolor	588	3,346
Torm A/S*	257	1,884
Total Investments (Cost $27,217,147)		$22,278,706

*  Non-income producing security for the year ended September 30, 2010.

The securities of the BLDRS Europe 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$4,491,149	20.16%
Oil & Gas Producers	3,881,244	17.42%
Pharmaceuticals & Biotechnology	3,673,669	16.49%
Fixed Line Telecommunications	1,343,902	6.03%
Mining	1,205,648	5.41%
Mobile Telecommunications	1,085,010	4.87%
Technology Hardware & Equipment	776,598	3.49%
Life Insurance	675,040	3.03%
Beverages	674,036	3.03%
General Industrials	671,609	3.01%
Food Producers	642,890	2.89%
Tobacco	558,308	2.51%
Industrial Engineering	369,237	1.66%
Media	344,063	1.54%
Software & Computer Services	336,491	1.51%
Industrial Metals & Mining	307,133	1.38%
Gas, Water & Multi-utilities	299,296	1.34%
Leisure Goods	228,010	1.02%
Chemicals	173,867	0.78%

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2010

Industry Classification	Value	Percentage
Health Care Equipment & Services	$154,425	0.70%
Travel & Leisure	118,290	0.53%
Oil Equipment, Services & Distribution	94,526	0.42%
Construction & Metals	88,175	0.40%
Food & Drug Retailers	54,198	0.24%
Personal Goods	30,008	0.13%
Industrial Transportation	1,884	0.01%
Total	$22,278,706	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$22,278,706+	$—	$—	$22,278,706
Total	$22,278,706	$—	$—	$22,278,706

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statement of Assets and Liabilities
September 30, 2010

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
Assets:
Investments in securities, at value (cost $56,880,712 and $97,469,385, respectively)	$47,090,297	$74,609,871
Cash	—	393,988
Dividends receivable	54,619	136,185
Receivable for securities sold	435,727	—
Total assets	$47,580,643	$75,140,044
Liabilities:
Payable for securities purchased	$4,202	$—
Payable to custodian	759,639	—
Distribution payable	315,792	271,012
Payable to Sponsor	63,176	74,475
Payable to Licensor	6,604	10,178
Payable to Trustee	3,712	6,009
Accrued expenses	52,916	49,907
Total liabilities	1,206,041	411,581
NET ASSETS	$46,374,602	$74,728,463
Net assets represented by:
Paid in capital	$65,143,088	$112,213,078
Undistributed (distributions in excess of) net investment income	(1,275)	(129,258)
Accumulated net realized loss on investments transactions	(8,976,796)	(14,495,843)
Net unrealized depreciation of investments	(9,790,415)	(22,859,514)
NET ASSETS	$46,374,602	$74,728,463
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 per value:	1,800,000	3,650,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$25.76	$20.47

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statement of Assets and Liabilities
September 30, 2010

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe 100 ADR Index Fund
Assets:
Investments in securities, at value (cost $689,520,061 and $27,217,147, respectively)	$669,423,692	$22,278,706
Cash	3,297,391	49,667
Dividends receivable	1,698,013	52,923
Receivable for units created	15,603,828	—
Receivable from Sponsor	—	30,927
Other Receivable	—	15,022
Total assets	$690,022,924	$22,427,245
Liabilities:
Payable for units redeemed	$15,599,538	$—
Distribution payable	3,850,778	104,588
Payable to Sponsor	713,827	—
Payable to Licensor	96,396	—
Payable to Trustee	51,726	1,791
Accrued expenses	87,232	42,303
Total liabilities	20,399,497	148,682
NET ASSETS	$669,623,427	$22,278,563
Net assets represented by:
Paid in capital	$749,748,011	$31,846,992
Undistributed (distributions in excess of) net investment income	101,162	(104,588)
Accumulated net realized loss on investments transactions	(60,129,377)	(4,525,400)
Net unrealized depreciation of investments	(20,096,369)	(4,938,441)
NET ASSETS	$669,623,427	$22,278,563
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 per value:	14,850,000	1,100,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$45.09	$20.25

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statement of Operations

	Year Ended September 30,
	2010	2009	2008
Investment income:
Dividend income*	$1,141,662	$1,514,829	$2,173,612
Expenses:
Trustee fees	55,193	55,915	110,998
Marketing expenses	22,741	10,541	—
Licensing fees	33,116	33,514	66,415
SEC filing fees	—	—	500
Professional fees	36,921	44,474	60,999
Other fees and expenses	17,609	23,348	16,480
Total expenses	165,580	167,792	255,392
Net investment income	976,082	1,347,037	1,918,220
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(794,051)	(6,913,089)	(3,657,910)
Net realized gain (loss) on in-kind redemptions	3,391,709	(2,226,576)	5,011,162
Net change in unrealized appreciation/ depreciation of investments	369,833	4,848,636	(36,864,119)
Net realized and unrealized gain (loss) on investments	2,967,491	(4,291,029)	(35,510,867)
Net increase (decrease) in net assets resulting from operations	$3,943,573	$(2,943,992)	$(33,592,647)

*  Net of foreign taxes withheld of $105,382, $130,318 and $191,144 for the years ended September 30, 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statement of Operations

	Year Ended September 30,
	2010	2009	2008
Investment income:
Dividend income*	$2,642,617	$2,893,524	$5,112,855
Expenses:
Trustee fees	74,471	67,515	151,989
Marketing expenses	41,385	20,259	—
Licensing fees	44,686	40,396	90,946
SEC filing fees	—	—	500
Professional fees	42,601	47,853	60,999
Other fees and expenses	20,288	26,500	18,378
Total expenses	223,431	202,523	322,812
Net investment income	2,419,186	2,691,001	4,790,043
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(6,340,145)	(10,571,816)	(1,567,176)
Net realized gain (loss) on in-kind redemptions	15,225	(8,435,627)	9,852,530
Net change in unrealized appreciation/ depreciation of investments	3,008,371	8,177,106	(56,660,055)
Net realized and unrealized loss on investments	(3,316,549)	(10,830,337)	(48,374,701)
Net decrease in net assets resulting from operations	$(897,363)	$(8,139,336)	$(43,584,658)

*  Net of foreign taxes withheld of $214,941, $184,959 and $440,429 for the years ended September 30, 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statement of Operations

	Year Ended September 30,
	2010	2009	2008
Investment income:
Dividend income*	$14,297,405	$13,077,276	$17,983,210
Expenses:
Trustee fees	629,914	438,460	760,669
Marketing expenses	745,171	391,175	—
Licensing fees	397,435	266,234	494,055
SEC filing fees	—	1,300	6,350
Professional fees	90,833	155,124	60,999
Other fees and expenses	123,824	76,845	21,769
Total expenses	1,987,177	1,329,138	1,343,842
Net investment income	12,310,228	11,748,138	16,639,368
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(13,956,119)	(54,296,800)	(30,235,526)
Net realized gain on in-kind redemptions	42,184,899	1,617,470	135,233,031
Net change in unrealized appreciation/ depreciation of investments	24,756,982	97,238,215	(357,862,929)
Net realized and unrealized gain (loss) on investments	52,985,762	44,558,885	(252,865,424)
Net increase (decrease) in net assets resulting from operations	$65,295,990	$56,307,023	$(236,226,056)

*  Net of foreign taxes withheld of $1,202,865, $1,217,256 and $1,563,552 for the years ended September 30, 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statement of Operations

	Year Ended September 30,
	2010	2009	2008
Investment income:
Dividend income*	$793,160	$822,064	$1,609,156
Expenses:
Trustee fees	20,313	17,085	44,750
Licensing fees	12,188	10,197	26,776
SEC filing fees	—	—	500
Professional fees	36,438	39,647	60,999
NASDAQ listing fees	—	—	10,000
Other fees and expenses	14,952	25,500	7,860
Total expenses	83,891	92,429	150,885
Less expenses waived by the Licensor	(12,188)	(10,197)	(16,682)
Less expenses assumed by the Sponsor	(10,764)	(30,977)	—
Net expenses	60,939	51,255	134,203
Net investment income	732,221	770,809	1,474,953
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(1,976,068)	(2,674,116)	242,588
Net realized gain (loss) on in-kind redemptions	276,754	(2,270,272)	3,947,389
Net change in unrealized appreciation/ depreciation of investments	1,109,183	2,616,440	(19,005,219)
Net realized and unrealized loss on investments	(590,131)	(2,327,948)	(14,815,242)
Net increase (decrease) in net assets resulting from operations	$142,090	$(1,557,139)	$(13,340,289)

*  Net of foreign taxes withheld of $71,714 , $56,784 and $158,949, for the years ended September 30, 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statement of Changes in Net Assets

	Year Ended September 30,
	2010	2009	2008
Increase (decrease) in net assets:
Operations:
Net investment income	$976,082	$1,347,037	$1,918,220
Net realized gain (loss) on investment transactions	2,597,658	(9,139,665)	1,353,252
Net change in unrealized appreciation/ depreciation of investments	369,833	4,848,636	(36,864,119)
Net increase (decrease) in net assets resulting from operations	3,943,573	(2,943,992)	(33,592,647)
Distributions to Unitholders from:
Net investment income	(979,828)	(2,425,391)	(1,886,018)
Realized gain on investments	—	—	(869,706)
Total distributions	(979,828)	(2,425,391)	(2,755,724)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	3,688,055	9,825,682	8,661,147
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(25,163,937)	(16,997,608)	(24,252,624)
Decrease in net assets due to unitholder transactions	(21,475,882)	(7,171,926)	(15,591,477)
Total decrease	(18,512,137)	(12,541,309)	(51,939,848)
Net assets:
Beginning of year	64,886,739	77,428,048	129,367,896
End of year(a)	$46,374,602	$64,886,739	$77,428,048

(a)  Includes undistributed (distributions in excess of) net investment income of $(1,275), $2,471 and $1,080,825 at September 30, 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statement of Changes in Net Assets

	Year Ended September 30,
	2010	2009	2008
Increase (decrease) in net assets:
Operations:
Net investment income	$2,419,186	$2,691,001	$4,790,043
Net realized gain (loss) on investment transactions	(6,324,920)	(19,007,443)	8,285,354
Net change in unrealized appreciation/ depreciation of investments	3,008,371	8,177,106	(56,660,055)
Net increase (decrease) in net assets resulting from operations	(897,363)	(8,139,336)	(43,584,658)
Distributions to Unitholders from:
Net investment income	(2,384,034)	(2,666,759)	(4,528,854)
Realized gain on investments	—	(257,535)	(3,780,896)
Total distributions	(2,384,034)	(2,924,294)	(8,309,750)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	13,392,254	9,991,868	11,684,209
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(10,506,839)	(21,980,510)	(51,935,778)
Increase (decrease) in net assets due to unitholder transactions	2,885,415	(11,988,642)	(40,251,569)
Total decrease	(395,982)	(23,052,272)	(92,145,977)
Net assets:
Beginning of year	75,124,445	98,176,717	190,322,694
End of year(a)	$74,728,463	$75,124,445	$98,176,717

(a)  Includes distributions in excess of net investment income of $(129,258), $(164,410) and $(188,656) at September 30, 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statement of Changes in Net Assets

	Year Ended September 30,
	2010	2009	2008
Increase (decrease) in net assets:
Operations:
Net investment income	$12,310,228	$11,748,138	$16,639,368
Net realized gain (loss) on investment transactions	28,228,780	(52,679,330)	104,997,505
Net change in unrealized appreciation/ depreciation of investments	24,756,982	97,238,215	(357,862,929)
Net increase (decrease) in net assets resulting from operations	65,295,990	56,307,023	(236,226,056)
Distributions to Unitholders from:
Net investment income	(12,327,072)	(12,313,453)	(15,401,987)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	213,185,593	231,356,274	570,874,508
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(266,008,677)	(159,841,188)	(515,631,963)
Increase (decrease) in net assets due to unitholder transactions	(52,823,084)	71,515,086	55,242,545
Total increase (decrease)	145,834	115,508,656	(196,385,498)
Net assets:
Beginning of year	669,477,593	553,968,937	750,354,435
End of year(a)	$669,623,427	$669,477,593	$553,968,937

(a)  Includes undistributed net investment income of $101,162, $116,513 and $637,253 at September 30, 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statement of Changes in Net Assets

	Year Ended September 30,
	2010	2009	2008
Increase (decrease) in net assets:
Operations:
Net investment income	$732,221	$770,809	$1,474,953
Net realized gain (loss) on investment transactions	(1,699,314)	(4,944,388)	4,189,977
Net change in unrealized appreciation/ depreciation of investments	1,109,183	2,616,440	(19,005,219)
Net increase (decrease) in net assets resulting from operations	142,090	(1,557,139)	(13,340,289)
Distributions to Unitholders from:
Net investment income	(661,163)	(729,537)	(1,413,199)
Realized gain on investments	—	—	(2,289,040)
Tax return of capital	(58,729)	(38,773)	—
Total distributions	(719,892)	(768,310)	(3,702,239)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Europe 100 ADR Index Fund shares	3,843,748	1,571,404	5,635,538
Less redemptions of BLDRS Europe 100 ADR Index Fund shares	(1,070,713)	(5,678,712)	(20,000,003)
Increase (decrease) in net assets due to unitholder transactions	2,773,035	(4,107,308)	(14,364,465)
Total increase (decrease)	2,195,233	(6,432,757)	(31,406,993)
Net assets:
Beginning of year	20,083,330	26,516,087	57,923,080
End of year(a)	$22,278,563	$20,083,330	$26,516,087

(a)  Includes distributions in excess of net investment income of $(104,588), $(175,646) and $(216,918) at September 30, 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year(4)	$24.49	$25.39	$35.94	$29.29	$26.03
Investment operations:
Net investment income(1)(4)	0.45	0.50	0.56	0.55	0.45
Net realized and unrealized gain (loss) on investments(4)	1.32	(0.49)	(10.31)	6.65	3.25
Total from investment operations	1.77	0.01	(9.75)	7.20	3.70
Less distributions from:
Net investment income(4)	(0.50)	(0.91)	(0.56)	(0.55)	(0.44)
Realized gain on investments(4)	—	—	(0.24)	—	—
Total distributions	(0.50)	(0.91)	(0.80)	(0.55)	(0.44)
Net asset value, end of year	$25.76	$24.49	$25.39	$35.94	$29.29
Total investment return(2)	7.30%	1.06%	(27.48)%	24.70%	14.03%
Ratios and Supplemental data:
Net assets, end of year (000's)	$46,375	$64,887	$77,428	$129,368	$93,729
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.23%	0.36%	0.36%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.23%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	1.77%	2.41%	1.74%	1.60%	1.50%
Net investment income after expenses waived and/or assumed	1.77%	2.41%	1.74%	1.66%	1.56%
Portfolio turnover rate(3)	7.01%	17.19%	7.49%	21.98%	9.71%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year(4)	$21.16	$22.31	$32.81	$26.85	$23.82
Investment operations:
Net investment income(1)(4)	0.66	0.69	0.92	0.75	0.65
Net realized and unrealized gain (loss) on investments(4)	(0.68)	(1.07)	(9.84)	5.96	3.03
Total from investment operations	(0.02)	(0.38)	(8.92)	6.71	3.68
Less distributions from:
Net investment income(4)	(0.67)	(0.71)	(0.90)	(0.75)	(0.65)
Realized gain on investments(4)	—	(0.06)	(0.68)	—	—
Total distributions	(0.67)	(0.77)	(1.58)	(0.75)	(0.65)
Net asset value, end of year	$20.47	$21.16	$22.31	$32.81	$26.85
Total investment return(2)	0.06%	(0.98)%	(28.24)%	25.18%	15.56%
Ratios and Supplemental data:
Net assets, end of year (000's)	$74,728	$75,124	$98,177	$190,323	$69,816
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.21%	0.35%	0.36%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.21%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	3.25%	3.99%	3.14%	2.35%	2.49%
Net investment income after expenses waived and/or assumed	3.25%	3.99%	3.14%	2.41%	2.55%
Portfolio turnover rate(3)	14.19%	12.60%	13.09%	22.94%	8.33%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year(4)	$41.07	$37.94	$52.84	$32.31	$27.23
Investment operations:
Net investment income(1)(4)	0.79	0.83	1.04	0.81	0.60
Net realized and unrealized gain (loss) on investments(4)	4.03	3.15	(14.98)	20.53	5.07
Total from investment operations	4.82	3.98	(13.94)	21.34	5.67
Less distributions from:
Net investment income(4)	(0.80)	(0.85)	(0.96)	(0.81)	(0.59)
Total distributions	(0.80)	(0.85)	(0.96)	(0.81)	(0.59)
Net asset value, end of year	$45.09	$41.07	$37.94	$52.84	$32.31
Total investment return(2)	11.87%	11.02%	(26.73)%	66.50%	20.76%
Ratios and Supplemental data:
Net assets, end of year (000's)	$669,623	$669,478	$553,969	$750,354	$274,649
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.16%	0.36%	0.36%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.16%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	1.86%	2.65%	2.03%	1.89%	1.89%
Net investment income after expenses waived and/or assumed	1.86%	2.65%	2.03%	1.95%	1.95%
Portfolio turnover rate(3)	16.38%	13.27%	10.67%	14.38%	2.64%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 4 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 4 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year(4)	$21.14	$22.10	$34.07	$27.17	$23.88
Investment operations:
Net investment income(1)(4)	0.72	0.77	0.99	0.85	0.68
Net realized and unrealized gain (loss) on investments(4)	(0.88)	(0.94)	(10.50)	6.87	3.34
Total from investment operations	(0.16)	(0.17)	(9.51)	7.72	4.02
Less distributions from:
Net investment income(4)	(0.67)	(0.76)	(0.98)	(0.82)	(0.72)
Realized gain on investments(4)	—	—	(1.48)	—	(0.01)
Return of capital	(0.06)	(0.03)	—	—	—
Total distributions	(0.73)	(0.79)	(2.46)	(0.82)	(0.73)
Net asset value, end of year	$20.25	$21.14	$22.10	$34.07	$27.17
Total investment return(2)	(0.60)%	(0.03)%	(29.72)%	28.66%	17.02%
Ratios and Supplemental data:
Net assets, end of year (000's)	$22,279	$20,083	$26,516	$57,923	$29,891
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.41%	0.54%	0.34%	0.36%	0.37%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	3.49%	4.27%	3.27%	2.67%	2.61%
Net investment income after expenses waived and/or assumed	3.60%	4.51%	3.31%	2.73%	2.68%
Portfolio turnover rate(3)	17.25%	10.93%	15.85%	18.92%	6.87%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Notes to Financial Statements
September 30, 2010

1. Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund ("Asia"), BLDRS Developed Markets 100 ADR Index Fund ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund ("Emerging Markets") and BLDRS Europe 100 ADR Index Fund ("Europe") (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR Index, The BNY Mellon Developed Markets 100 ADR Index, The BNY Mellon Emerging Markets 50 ADR Index and The BNY Mellon Europe 100 ADR Index, respectively.

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon (formerly The Bank of New York) is the Trustee. Effective March 21, 2007, sponsorship of the Trust was transferred to Invesco PowerShares Capital Management, LLC pursuant to a transaction agreement between Invesco PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent company of the former sponsor, Nasdaq Global Funds, Inc.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

Security Valuation

Portfolio securities are valued at the closing sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued at fair value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith, or (e) by any combination thereof.

The authoritive guidance for fair value measurements and disclosures defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each respective Fund's Schedule of Investments.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Trust discloses significant transfers between levels based on valuations, if any at the end of the reporting period. For the year ended September 30, 2010, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Trust's financial statements.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income to their unitholders quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute all of their investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Funds are subject to authoritative guidance for uncertainties in income tax. Management has analyzed each Fund's tax positions taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2010, no provision for income tax would be required in each respective Fund's financial statements. The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such tax authorities for up to three years after the filing of their return for the tax period.

3. Federal Income Tax

At September 30, 2010, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions, non deductible expenses and a tax return of capital distributed to shareholders on redemption of shares. These reclassifications had no effect on net assets of the Funds.

	Net increase (decrease) to Undistributed (Distributions in Excess of) Net Investment Income	Net increase (decrease) to Accumulated Net Realized Loss on Investment	Net increase (decrease) to Paid in Capital
Asia	$—	$(1,981,611)	$1,981,611
Developed Markets	—	1,693,961	(1,693,961)
Emerging Markets	1,493	(24,552,316)	24,550,823
Europe	58,729	(163,444)	104,715

Distributions during the fiscal year ended September 30, 2010, 2009 and 2008 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,			Long-Term Capital Gains Year Ended September 30,
	2010	2009	2008	2010	2009	2008
Asia	$979,828	$2,425,391	$1,211,392	$—	$—	$1,544,332
Developed Markets	2,384,034	2,921,444	5,189,893	—	2,850	3,119,857
Emerging Markets	12,327,072	12,313,453	15,142,089	—	—	259,898
Europe	661,163	729,537	1,965,587	—	—	1,736,652

	Tax Return of Capital Year Ended September 30,
	2010	2009	2008
Asia	$—	$—	$—
Developed Markets	—	—	—
Emerging Markets	—	—	—
Europe	58,729	38,773	—

At September 30, 2010, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and other Losses*
Asia	$314,517	$(10,988,983)	$(7,778,228)
Developed Markets	141,754	(26,006,978)	(11,348,379)
Emerging Markets	3,951,940	(37,668,199)	(42,557,547)
Europe	—	(5,833,245)	(3,630,596)

*  As of September 30, 2010, the following funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the "Code") and thus will reduce the amount of distribution to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	2017	2018	Total Capital Loss Carryforwards
Asia	$3,330,400	$4,149,037	$7,479,437
Developed Markets	681,358	8,058,923	8,740,281
Emerging Markets	31,056,295	10,088,950	41,145,245
Europe	325,340	2,226,447	2,551,787

  Amounts include post-October capital losses. Net capital losses incurred after October 31, 2009 and within the taxable year, are deemed to arise on the first day of the Funds' next taxable year. The net capital losses include post-October capital losses of $298,791 for Asia, $2,608,098 for Developed Markets, $1,412,302 for Emerging Markets and $1,078,809 for Europe.

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and for payments to The Bank of New York Mellon (the "Licensor") for a license to use the BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of its average net assets subject to waiver provisions discussed on the following page.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as a Percentage of Net Assets
$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the year ended September 30, 2010, 2009 and 2008, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2010, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal year ended September 30, 2010, 2009 and 2008, the Licensor waived and the Sponsor reimbursed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2010	2009	2008	2010	2009	2008
Asia	$—	$—	$—	$—	$—	$—
Developed Markets	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	12,188	10,197	16,682	10,764	30,977	—

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

5. Related Party Transactions

During the fiscal year ended September 30, 2010, 2009 and 2008, the Funds paid $360,133, $341,175, and $314,764, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2010	2009	2008
	Shares	Shares	Shares
Asia shares sold	150,000	450,000	250,000
Asia shares redeemed	(1,000,000)	(850,000)	(800,000)
Net increase (decrease)	(850,000)	(400,000)	(550,000)
Developed Markets shares sold	650,000	550,000	400,000
Developed Markets share redeemed	(550,000)	(1,400,000)	(1,800,000)
Net increase (decrease)	100,000	(850,000)	(1,400,000)
Emerging Markets shares sold	5,000,000	7,150,000	10,950,000
Emerging Markets shares redeemed	(6,450,000)	(5,450,000)	(10,550,000)
Net increase (decrease)	(1,450,000)	1,700,000	400,000
Europe shares sold	200,000	100,000	200,000
Europe shares redeemed	(50,000)	(350,000)	(700,000)
Net increase (decrease)	150,000	(250,000)	(500,000)

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe 100 ADR Clearing Process is $10 per security "name" in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2010, 2009 and 2008, the Trustee earned the following amounts in transaction fees:

	Year Ended September 30,
	2010	2009	2008
Asia	$8,000	$8,000	$5,000
Developed Markets	13,000	21,000	16,000
Emerging Markets	48,000	46,500	52,000
Europe	3,000	5,000	7,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2010, 2009 or 2008.

7. Investment Transactions

For the year ended September 30, 2010, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$4,303,578	$3,855,788
Developed Markets	10,447,082	10,429,571
Emerging Markets	107,570,006	106,841,304
Europe	3,459,172	3,453,566

At September 30, 2010, the Funds' cost of investments for federal income tax purposes and unrealized appreciation/(depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Depreciation
Asia	$58,079,280	$5,386,505	$(16,375,488)	$(10,988,983)
Developed Markets	100,616,849	2,426,176	(28,433,154)	(26,006,978)
Emerging Markets	707,091,891	52,787,811	(90,456,010)	(37,668,199)
Europe	28,111,951	821,616	(6,654,861)	(5,833,245)

8. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Supplemental Information (Unaudited)

BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe 100 ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2009 through September 30, 2010.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Supplemental Information (Unaudited) (continued)

BLDRS Asia 50 ADR Index Fund

October 1, 2009 through September 30, 2010

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	56	100.00%	196	100.00%
>0.50% to 1.00%	0	0.00%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	56	100.00%	196	100.00%

BLDRS Developed Markets 100 ADR Index Fund

October 1, 2009 through September 30, 2010

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	78	100.00%	174	100.00%
>0.50% to 1.00%	0	0.00%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	78	100.00%	174	100.00%

BLDRS Emerging Markets 50 ADR Index Fund

October 1, 2009 through September 30, 2010

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	98	100.00%	154	100.00%
>0.50% to 1.00%	0	0.00%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	98	100.00%	154	100.00%

BLDRS Europe 100 ADR Index Fund

October 1, 2009 through September 30, 2010

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	96	98.97%	155	100.00%
>0.50% to 1.00%	1	1.03%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	97	100.00%	155	100.00%

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Supplemental Information (Unaudited) (continued)

II. Cumulative and Average Annual Returns for Each BLDRS Fund

Average Annual Total Returns

(For The Period Ending September 30, 2010)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	7.30%	7.51%	6.47%	2.31%	2.24%	1.64%	8.68%	8.59%	8.36%
BLDRS Developed	0.06%	0.19%	(0.06)%	0.58%	0.55%	0.54%	7.46%	7.48%	7.61%
BLDRS Emerging	11.87%	11.52%	12.10%	12.88%	12.83%	12.96%	21.23%	20.88%	21.22%
BLDRS Europe	(0.60)%	(0.98)%	(0.47)%	1.02%	0.97%	1.21%	7.89%	7.83%	8.23%

Cumulative Total Returns

(For The Period Ending September 30, 2010)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	7.30%	7.51%	6.47%	12.07%	11.71%	8.50%	92.74%	91.39%	88.40%
BLDRS Developed	0.06%	0.19%	(0.06)%	2.93%	2.77%	2.71%	76.22%	76.55%	78.39%
BLDRS Emerging	11.87%	11.52%	12.10%	83.30%	82.89%	84.02%	355.75%	345.42%	356.35%
BLDRS Europe	(0.60)%	(0.98)%	(0.47)%	5.19%	4.97%	6.18%	81.88%	81.08%	86.56%

(1)  Average and Cumulative Annual Total Returns for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage

Supplemental Information (Unaudited) (continued)

commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017